LOSS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
INCOME (LOSS) PER COMMON SHARE

Net loss per common share amounts (basic EPS) are computed by dividing net loss by the weighted average number of common shares outstanding, excluding any potential dilution. Net loss per common share amounts assuming dilution (diluted EPS) are computed by reflecting potential dilution from the exercise of stock options and warrants, and the conversion into common stock of convertible loans. Diluted EPS for the nine months ended September 25, 2011 and September 26, 2010 are the same as basic EPS, as the inclusion of the impact of any common stock equivalents outstanding during those periods would be anti-dilutive.

Common stock equivalents not included in EPS are as follows:

	Nine months ended
	September 25, 2011	September 26, 2010
Stock options	2,350,000	2,600,000
Stock warrants	750,000	700,000
Convertible Debt #1 (1)	34,750,000	589,800,000
Convertible Debt #2 (2)	2,000,000	2,000,000

Total	39,850,000	595,100,000

(1)	At September 25, 2011and September 26, 2010, respectively, the Company had outstanding a) $2,079 and $2,339 convertible debentures at a conversion price at the lesser of $.10 ($.495 at September 26, 2010) or 80% of the best bid price in the ten days prior to conversion and b) warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.20 ($.495 at September 26, 2010) per share. The above calculation of potential shares outstanding was calculated based upon conversion prices of $.07 and $.004, for the nine month periods ended 2011 and 2010, respectively, however this conversion price could be lower in the future with respect to the convertible debentures in whole or in part.

(2)	At September 25, 2011 and September 26, 2010, the Company had no amounts outstanding under its February 2007 convertible debentures. The Company issued warrants to purchase 2,000,000 shares of Common Stock at an exercise price of $.20 ($.25 at September 26, 2010) per share.

Net (loss) income per common share amounts (basic EPS) are computed by dividing net (loss) income by the weighted average number of common shares outstanding, excluding any potential dilution. Net (loss) income per common share amounts assuming dilution (diluted EPS) are computed by reflecting potential dilution from the exercise of stock options and warrants, and the conversion into common stock of convertible loans. Diluted EPS for fiscal year 2010 are the same as basic EPS, as the inclusion of the impact of any common stock equivalents outstanding during those periods would be anti-dilutive.   Diluted EPS for fiscal year 2009 includes the impact of the below common stock equivalents outstanding during the year ended December 27, 2009.

Common stock equivalents not included (2010), and included (2009) in EPS are as follows :

	Year ended
	December 26, 2010	December 27, 2009
Stock options	2,350,000	2,350,000
Stock warrants	600,000	600,000
Convertible Debt #1 (1)	61,650,000	1,205,050,000
Convertible Debt #2 (2)	2,000,000	348,000,000

Total	66,600,000	1,556,000,000

(1)	At December 26, 2010 and December 27, 2009, the Company had a) $2,264 and $2,400, respectively, of Convertible Debentures at a conversion price at the lesser of $.495 or 80% of the best bid price in the ten days prior to conversion and b) Warrants issued to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share. The above calculation of potential shares outstanding were calculated based upon a conversion price of $.04 and $.002 for the fiscal years ended 2010 and 2009, respectively, however this conversion price could be lower in the future with respect to the convertible debentures in whole or in part.

(2)

At December 26, 2010 and December 27, 2009 the Company had a) $0 and $692, respectively of  Debentures at a conversion price at the lesser of $.51 or 75% of the best bid price in the ten days prior to conversion and b) Warrants issued to purchase 2,000,000 shares of Common Stock at an exercise price of $.25 per share.  The above calculation of potential shares outstanding was calculated based upon a conversion price of $.002 for the Debentures in the fiscal year ended 2009.

At December 26, 2010 and December 27, 2009 the best bid price was $.04 and $.002, respectively, and if the Convertible Debenture or Debenture was converted based upon that price the dilution would be greater than that shown in the above table.